Notes and Amounts Receivable for Equity Issued (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2023	Apr. 20, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accrued interest income	$ 11,776	$ 14,149
Accrued interest	$ 72,468				$ 52,538
Nonadjusted events [member]
IfrsStatementLineItems [Line Items]
Notes receivable interest, rate			5.00%	12.00%